Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2025
Disclosure Of Reportable Segments [Abstract]
Description of Business and Segmented Disclosures

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES
Cenovus Energy Inc. (“Cenovus” or the “Company”) is an integrated energy company with crude oil and natural gas production operations in Canada and the Asia Pacific region, and upgrading, refining and marketing operations in Canada and the United States (“U.S.”).
Cenovus is incorporated under the Canada Business Corporations Act and its common shares are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange. Cenovus’s cumulative redeemable preferred shares series 1 and 2 are listed on the TSX. The executive and registered office is located at 4100, 225 6 Avenue S.W., Calgary, Alberta, Canada, T2P 1N2. Information on the Company’s basis of preparation for these Consolidated Financial Statements is found in Note 2.
Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision maker. The Company’s operating segments are aggregated based on their geographic locations, the nature of the businesses or a combination of these factors. The Company evaluates the financial performance of its operating segments primarily based on operating margin.
The Company operates through the following reportable segments:
Upstream Segments
•Oil Sands, includes the development and production of bitumen and heavy oil in northern Alberta and Saskatchewan. Cenovus’s oil sands assets include Foster Creek, Sunrise, Lloydminster thermal and Lloydminster conventional heavy oil assets, as well as Christina Lake, which includes the results from the acquisition of MEG Energy Corp. (“MEG”) through a plan of arrangement (the “MEG Acquisition”) (see Note 4). Cenovus jointly owns and operates pipeline gathering systems and terminals through the equity-accounted investment in Husky Midstream Limited Partnership (“HMLP”). The sale and transportation of Cenovus’s production and third-party commodity trading volumes are managed and marketed through access to capacity on third-party pipelines and storage facilities in both Canada and the U.S. to optimize product mix, delivery points, transportation commitments and customer diversification.
•Conventional, includes assets rich in natural gas liquids (“NGLs”) and natural gas in Alberta and British Columbia in the Edson, Clearwater and Rainbow Lake operating areas, in addition to the Northern Corridor, which includes Elmworth and Wapiti. The segment also includes interests in numerous natural gas processing facilities. Cenovus’s NGLs and natural gas production is marketed and transported, with additional third-party commodity trading volumes, through access to capacity on third-party pipelines, export terminals and storage facilities. These provide flexibility for market access to optimize product mix, delivery points, transportation commitments and customer diversification.
•Offshore, includes offshore operations, exploration and development activities in the east coast of Canada and the Asia Pacific region, representing China and the equity-accounted investment in Husky-CNOOC Madura Limited (“HCML”), which is engaged in the exploration for, and production of, NGLs and natural gas in offshore Indonesia.
Downstream Segments
•Canadian Refining, includes the owned and operated Lloydminster upgrading and asphalt refining complex, which converts heavy oil and bitumen into synthetic crude oil, diesel, asphalt and other ancillary products. Cenovus also owns and operates the Bruderheim crude-by-rail terminal and two ethanol plants. The Company’s commercial fuels business across Canada is included in this segment. Cenovus markets its production and third-party commodity trading volumes in an effort to use its integrated network of assets to maximize value.
•U.S. Refining, includes the refining of crude oil to produce gasoline, diesel, jet fuel, asphalt and other products at the wholly-owned Lima, Superior and Toledo refineries. On September 30, 2025, Cenovus divested its entire 50 percent interest in the jointly-owned Wood River and Borger refineries held through WRB Refining LP (“WRB”) with operator Phillips 66 (see Note 8). The U.S. Refining segment included the WRB results up to the date of divestiture. Cenovus markets its own and third-party refined products.
Corporate and Eliminations
Corporate and Eliminations, includes Cenovus-wide costs for general and administrative, financing activities, gains and losses on risk management for corporate-related derivative instruments and foreign exchange. Eliminations include adjustments for feedstock and internal usage of crude oil, natural gas, condensate, other NGLs and refined products between segments; transloading services provided to the Oil Sands segment by the Company’s crude-by-rail terminal; the sale of condensate extracted from blended crude oil production in the Canadian Refining segment and sold to the Oil Sands segment; and unrealized profits in inventory. Eliminations are recorded based on market prices.
A) Results of Operations – Segment and Operational Information

	Upstream
	Oil Sands		Conventional		Offshore		Total
For the years ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Gross Sales
External Sales	21,541	21,857	1,305	1,211	1,508	1,572	24,354	24,640
Intersegment Sales	6,786	6,590	1,355	1,848	—	—	8,141	8,438
	28,327	28,447	2,660	3,059	1,508	1,572	32,495	33,078
Royalties	(2,920)	(3,274)	(55)	(76)	(80)	(99)	(3,055)	(3,449)
Revenues	25,407	25,173	2,605	2,983	1,428	1,473	29,440	29,629
Expenses
Purchased Product	2,886	1,851	1,337	1,823	—	—	4,223	3,674
Transportation and Blending	10,875	11,000	351	320	17	11	11,243	11,331
Operating	2,754	2,511	464	555	349	423	3,567	3,489
Realized (Gain) Loss on Risk Management	8	20	(4)	(6)	—	—	4	14
Operating Margin	8,884	9,791	457	291	1,062	1,039	10,403	11,121
Unrealized (Gain) Loss on Risk Management	3	(16)	(4)	4	—	—	(1)	(12)
Depreciation, Depletion and Amortization	3,433	3,117	479	442	440	563	4,352	4,122
Exploration Expense	11	2	22	1	8	66	41	69
(Income) Loss From Equity- Accounted Affiliates	(38)	(14)	—	2	(31)	(53)	(69)	(65)
Segment Income (Loss)	5,475	6,702	(40)	(158)	645	463	6,080	7,007

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2025	2024	2025	2024	2025	2024
Gross Sales
External Sales	4,282	4,787	24,115	28,299	28,397	33,086
Intersegment Sales	797	523	3	9	800	532
	5,079	5,310	24,118	28,308	29,197	33,618
Royalties	—	—	—	—	—	—
Revenues	5,079	5,310	24,118	28,308	29,197	33,618
Expenses
Purchased Product	4,128	4,483	21,727	25,769	25,855	30,252
Transportation and Blending	—	—	—	—	—	—
Operating	597	907	2,546	2,763	3,143	3,670
Realized (Gain) Loss on Risk Management	—	—	(6)	8	(6)	8
Operating Margin	354	(80)	(149)	(232)	205	(312)
Unrealized (Gain) Loss on Risk Management	—	—	(5)	8	(5)	8
Depreciation, Depletion and Amortization	178	185	566	462	744	647
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	176	(265)	(710)	(702)	(534)	(967)

	Corporate and Eliminations		Consolidated
For the years ended December 31,	2025	2024	2025	2024
Gross Sales
External Sales	—	—	52,751	57,726
Intersegment Sales	(8,941)	(8,970)	—	—
	(8,941)	(8,970)	52,751	57,726
Royalties	—	—	(3,055)	(3,449)
Revenues	(8,941)	(8,970)	49,696	54,277
Expenses
Purchased Product	(7,910)	(7,823)	22,168	26,103
Transportation and Blending	(723)	(793)	10,520	10,538
Purchased Product, Transportation and Blending	(8,633)	(8,616)	32,688	36,641
Operating	(374)	(318)	6,336	6,841
Realized (Gain) Loss on Risk Management	(20)	24	(22)	46
Unrealized (Gain) Loss on Risk Management	(9)	16	(15)	12
Depreciation, Depletion and Amortization	96	102	5,192	4,871
Exploration Expense	—	—	41	69
(Income) Loss From Equity-Accounted Affiliates	16	(1)	(53)	(66)
Segment Income (Loss)	(17)	(177)	5,529	5,863
General and Administrative	812	794	812	794
Finance Costs, Net	569	514	569	514
Integration, Transaction and Other Costs	234	166	234	166
Foreign Exchange (Gain) Loss, Net	(361)	462	(361)	462
(Gain) Loss on Divestiture of Assets	(87)	(119)	(87)	(119)
Re-measurement of Contingent Payments	—	30	—	30
Other (Income) Loss, Net	(115)	(55)	(115)	(55)
	1,052	1,792	1,052	1,792
Earnings (Loss) Before Income Tax			4,477	4,071
Income Tax Expense (Recovery)			547	929
Net Earnings (Loss)			3,930	3,142
B) External Sales by Product

	Upstream
	Oil Sands		Conventional		Offshore		Total
For the years ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024
Crude Oil	20,215	21,183	215	207	401	321	20,831	21,711
Natural Gas and Other	318	332	864	648	850	925	2,032	1,905
NGLs (1)	1,008	342	226	356	257	326	1,491	1,024
External Sales	21,541	21,857	1,305	1,211	1,508	1,572	24,354	24,640

	Downstream
	Canadian Refining		U.S. Refining		Total
For the years ended December 31,	2025	2024	2025	2024	2025	2024
Gasoline	234	429	11,640	13,792	11,874	14,221
Distillates (2)	1,422	1,484	9,170	10,632	10,592	12,116
Synthetic Crude Oil	1,567	1,814	—	—	1,567	1,814
Asphalt	506	548	924	1,029	1,430	1,577
Other Products and Services	553	512	2,381	2,846	2,934	3,358
External Sales	4,282	4,787	24,115	28,299	28,397	33,086
(1)Third-party condensate sales are included within NGLs.
(2)Includes diesel and jet fuel.
C) Geographical Information

	Revenues (1)
For the years ended December 31,	2025	2024
Canada	23,789	26,791
United States	24,895	26,333
China	1,012	1,153
Consolidated	49,696	54,277
(1)Revenues from external customers by country are classified based on the jurisdiction in which the selling entities are located.

	Non-Current Assets (1)
As at December 31,	2025	2024
Canada	47,641	37,006
United States	2,514	5,902
China	939	1,249
Indonesia	203	295
Consolidated	51,297	44,452
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Major Customers
In connection with the marketing and sale of Cenovus’s own and purchased crude oil, NGLs, natural gas and refined products for the year ended December 31, 2025, Cenovus had two customers (2024 – two) that individually accounted for more than 10 percent of its consolidated gross sales. Sales to these customers, recognized as major international energy companies with investment grade credit ratings, were approximately $11.7 billion and $5.8 billion, respectively (2024 – $17.7 billion and $8.1 billion, respectively), and are reported across all of the Company’s operating segments
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2025	2024	2025	2024	2025	2024
Oil Sands	568	461	34,149	24,646	1,204	1,018
Conventional	—	15	2,202	2,230	44	57
Offshore	7	8	4,008	3,365	180	95
Canadian Refining	—	—	2,452	2,511	50	39
U.S. Refining	—	—	2,238	5,538	287	342
Corporate and Eliminations	—	—	211	278	388	399
Consolidated	575	484	45,260	38,568	2,153	1,950

	Goodwill		Total Assets
As at December 31,	2025	2024	2025	2024
Oil Sands	2,912	2,923	42,505	31,668
Conventional	—	—	2,579	2,610
Offshore	—	—	4,756	4,089
Canadian Refining	—	—	2,831	2,901
U.S. Refining	—	—	4,698	9,517
Corporate and Eliminations	—	—	6,055	5,754
Consolidated	2,912	2,923	63,424	56,539
E) Capital Expenditures (1)

For the years ended December 31,	2025	2024
Capital Investment
Oil Sands	2,944	2,714
Conventional	453	421
Offshore
Atlantic	848	1,077
Asia Pacific	86	68
Total Upstream	4,331	4,280

Canadian Refining	117	208
U.S. Refining	442	488
Total Downstream	559	696

Corporate and Eliminations	17	39
	4,907	5,015
Acquisitions
Oil Sands (Note 4)	10,120	9
Conventional	44	13
	10,164	22
Total Capital Expenditures	15,071	5,037
(1)Includes expenditures on PP&E, E&E assets and capitalized interest. Excludes capital expenditures related to the Company's joint ventures.